T. ROWE PRICE Mid-Cap Growth Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.2%
COMMUNICATION SERVICES 2.4%
Entertainment 1.7%
Liberty Media-Liberty Formula One, Class C (1) 4,341,400 303,204
Playtika Holding (1) 2,987,800 57,754
Spotify Technology (1) 1,348,300 203,620
564,578
Interactive Media & Services 0.7%
IAC/InterActiveCorp (1) 924,700 92,729
Match Group (1) 998,200 108,544
Vimeo (1) 3,588,700 42,634
243,907
Total Communication Services 808,485
CONSUMER DISCRETIONARY 14.7%
Auto Components 0.2%
Aptiv (1) 499,800 59,831
59,831
Automobiles 1.1%
Rivian Automotive, Acquisition Date: 12/23/19 - 7/10/20,
Cost $93,583 (1)(2) 7,776,275 371,146
371,146
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1) 1,248,400 165,650
Clear Secure, Class A (1) 599,300 16,109
Terminix Global Holdings (1) 5,981,100 272,918
454,677
Hotels, Restaurants & Leisure 4.8%
Chipotle Mexican Grill (1) 227,570 360,022
Domino's Pizza  549,900 223,815
DraftKings, Class A (1) 3,998,900 77,859
Hilton Worldwide Holdings (1) 2,999,800 455,190
MGM Resorts International  6,492,100 272,279
Vail Resorts  749,700 195,124
1,584,289
Internet & Direct Marketing Retail 0.7%
Deliveroo (GBP) (1) 14,245,612 21,002
DoorDash, Class A (1) 549,300 64,373
Etsy (1) 899,700 111,815

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Farfetch, Class A (1) 2,464,900 37,269
234,459
Leisure Products 0.2%
Peloton Interactive, Class A (1) 1,997,800 52,782
52,782
Multiline Retail 2.4%
Dollar General  1,993,600 443,835
Dollar Tree (1) 2,096,000 335,675
779,510
Specialty Retail 3.4%
Bath & Body Works  2,699,300 129,027
Burlington Stores (1) 2,374,300 432,526
Five Below (1) 749,900 118,762
O'Reilly Automotive (1) 424,400 290,697
Ross Stores  1,399,600 126,608
Warby Parker, Class A (1) 524,800 17,743
1,115,363
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor (1) 360,000 98,557
Lululemon Athletica (1) 197,265 72,047
170,604
Total Consumer Discretionary 4,822,661
CONSUMER STAPLES 2.4%
Beverages 0.4%
Boston Beer, Class A (1) 374,700 145,560
145,560
Food & Staples Retailing 1.2%
Casey's General Stores (3) 1,961,700 388,750
388,750
Food Products 0.3%
TreeHouse Foods (1)(3) 3,198,900 103,197
103,197
Household Products 0.4%
Reynolds Consumer Products  3,983,900 116,888
116,888
Personal Products 0.1%
Olaplex Holdings (1) 1,980,800 30,960
30,960
Total Consumer Staples 785,355

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038 (1)(2)(4) 1,337 7,955
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184 (1)(2)(4) 9,021 53,677
Total Energy 61,632
FINANCIALS 5.9%
Capital Markets 3.8%
Cboe Global Markets  1,997,400 228,542
KKR  6,542,100 382,517
MarketAxess Holdings  454,900 154,757
Raymond James Financial  998,900 109,789
Tradeweb Markets, Class A  4,270,300 375,231
1,250,836
Consumer Finance 0.1%
SoFi Technologies (1) 3,998,900 37,790
37,790
Insurance 2.0%
Assurant  1,997,500 363,205
Axis Capital Holdings  3,590,800 217,136
Kemper  1,244,800 70,381
650,722
Total Financials 1,939,348
HEALTH CARE 25.7%
Biotechnology 4.0%
Alkermes (1) 6,623,200 174,256
Alnylam Pharmaceuticals (1) 1,548,000 252,773
Apellis Pharmaceuticals (1) 349,900 17,778
Argenx, ADR (1) 649,900 204,920
Exact Sciences (1) 1,455,800 101,789
Exelixis (1) 2,319,800 52,590
Ionis Pharmaceuticals (1) 4,248,800 157,376
Neurocrine Biosciences (1) 1,455,800 136,481
Seagen (1) 999,700 144,007
Ultragenyx Pharmaceutical (1) 985,800 71,589
1,313,559
Health Care Equipment & Supplies 9.5%
Alcon  3,154,200 250,223
Cooper  1,224,600 511,381
DENTSPLY SIRONA  1,696,800 83,516

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Hologic (1)(3) 13,152,300 1,010,360
ICU Medical (1) 897,200 199,753
Ortho Clinical Diagnostics Holdings (1) 5,981,100 111,607
Quidel (1) 1,725,400 194,038
Teleflex  2,147,500 761,997
3,122,875
Health Care Providers & Services 1.6%
Acadia Healthcare (1)(3) 5,095,000 333,875
agilon health (1) 1,327,829 33,661
Molina Healthcare (1) 509,459 169,950
537,486
Health Care Technology 1.5%
Doximity, Class A (1) 1,248,800 65,050
Multiplan (1) 15,042,000 70,396
Veeva Systems, Class A (1) 1,749,500 371,699
507,145
Life Sciences Tools & Services 5.7%
Agilent Technologies  4,442,800 587,916
Avantor (1) 14,314,800 484,126
Bruker (3) 7,490,900 481,665
West Pharmaceutical Services  804,896 330,579
1,884,286
Pharmaceuticals 3.4%
Catalent (1) 7,220,700 800,776
Elanco Animal Health (1) 5,693,100 148,533
Perrigo  4,099,700 157,551
1,106,860
Total Health Care 8,472,211
INDUSTRIALS & BUSINESS SERVICES 17.2%
Aerospace & Defense 3.3%
BWX Technologies  4,124,600 222,151
Textron (3) 11,603,300 863,053
1,085,204
Airlines 1.1%
Southwest Airlines (1) 7,997,900 366,304
366,304
Commercial Services & Supplies 0.7%
Waste Connections  1,552,700 216,912
216,912

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.1%
Shoals Technologies Group, Class A (1) 2,497,000 42,549
42,549
Industrial Conglomerates 0.9%
Roper Technologies  647,300 305,674
305,674
Machinery 4.8%
Enovis (1)(3) 8,963,900 356,674
Fortive  4,609,700 280,869
IDEX  1,299,600 249,172
Ingersoll Rand  13,586,800 684,095
1,570,810
Professional Services 4.8%
Clarivate (1) 11,496,900 192,688
CoStar Group (1) 4,096,300 272,855
Equifax  1,199,700 284,449
Leidos Holdings  1,095,700 118,357
TransUnion  4,190,300 433,026
Upwork (1) 1,073,700 24,953
Verisk Analytics  1,198,800 257,298
1,583,626
Road & Rail 1.5%
JB Hunt Transport Services  2,549,300 511,874
511,874
Total Industrials & Business Services 5,682,953
INFORMATION TECHNOLOGY 20.6%
Electronic Equipment, Instruments & Components 3.9%
Amphenol, Class A  2,738,900 206,376
Cognex  1,999,400 154,254
Corning  5,498,500 202,950
Keysight Technologies (1) 2,596,900 410,232
Littelfuse  209,872 52,344
National Instruments  6,065,600 246,203
1,272,359
IT Services 1.6%
Broadridge Financial Solutions  598,800 93,239
FleetCor Technologies (1) 1,706,800 425,096
Thoughtworks Holding (1) 1,088,898 22,660
540,995
Semiconductors & Semiconductor Equipment 7.6%
Entegris  799,700 104,969

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
KLA  1,349,700 494,071
Lattice Semiconductor (1) 1,109,200 67,606
Marvell Technology  10,137,700 726,974
Microchip Technology  11,236,300 844,295
Skyworks Solutions  1,698,400 226,363
Wolfspeed (1) 474,800 54,061
2,518,339
Software 7.5%
Atlassian, Class A (1) 499,151 146,666
Bill.com Holdings (1) 749,800 170,047
Black Knight (1) 3,701,900 214,673
CCC Intelligent Solutions Holdings (1) 8,285,717 91,474
Ceridian HCM Holding (1) 3,995,800 273,153
Crowdstrike Holdings, Class A (1) 872,600 198,150
DocuSign (1) 1,499,600 160,637
Fortinet (1) 1,598,600 546,306
HashiCorp, Class A (1) 56,803 3,067
nCino (1) 873,200 35,784
Paylocity Holding (1) 150,000 30,865
Procore Technologies (1) 339,588 19,683
PTC (1) 1,744,400 187,907
SentinelOne, Class A (1) 1,099,700 42,602
Synopsys (1) 424,900 141,606
Trade Desk, Class A (1) 2,999,200 207,695
2,470,315
Total Information Technology 6,802,008
MATERIALS 6.1%
Chemicals 0.6%
RPM International  2,499,200 203,535
203,535
Construction Materials 0.9%
Martin Marietta Materials  749,900 288,629
288,629
Containers & Packaging 4.6%
Ardagh Metal Packaging (1) 4,744,600 38,574
Avery Dennison  1,899,500 330,456
Ball  8,816,050 793,444
Sealed Air  5,337,800 357,419
1,519,893
Total Materials 2,012,057

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
eXp World Holdings  798,700 16,908
Total Real Estate 16,908
Total Common Stocks (Cost $18,809,483) 31,403,618
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.2%
Internet & Direct Marketing Retail 0.2%
Maplebear DBA Instacart, Series E, Acquisition Date: 11/19/21,
Cost $57,556 (1)(2)(4) 478,699 45,955
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $9,259 (1)(2)(4) 74,070 7,111
Total Consumer Discretionary 53,066
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(2)(4) 3,278,524 26,556
Total Health Care 26,556
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,479 (1)
(2)(4) 70,358 11,671
Databricks, Series H, Acquisition Date: 8/31/21, Cost $19,734 (1)
(2)(4) 89,518 14,849
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)(2)(4) 839,788 17,506
Total Information Technology 44,026
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(4) 408,411 21,299
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)(2)
(4) 921,478 28,722
Total Materials 50,021
Total Convertible Preferred Stocks (Cost $200,482) 173,669

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Treasury Reserve Fund, 0.29% (3)(5) 1,397,111,807 1,397,112
Total Short-Term Investments (Cost $1,397,112) 1,397,112
Total Investments in Securities 99.9%
(Cost $20,407,077) $ 32,974,399
Other Assets Less Liabilities 0.1% 32,773
Net Assets 100.0% $ 33,007,172
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $606,447 and represents 1.8% of net assets.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
ADR American Depositary Receipts
GBP British Pound

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Acadia Healthcare  $ 310 $ 24,297 $ —
Bruker  959 (147,949) 375
Casey's General Stores  170 1,082 687
Enovis ‡ 384 (55,803) —
Hologic  1,096 2,264 —
Textron  1,336 (34,030) 232
TreeHouse Foods  (8,528) (17,792) —
T. Rowe Price Treasury Reserve Fund, 0.29% — — 401
Totals $ (4,273) # $ (227,931) $ 1,695 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Acadia Healthcare  $ 309,649 $ 259 $ 330 $ 333,875
Bruker  629,325 491 202 481,665
Casey's General Stores  393,595 358 6,285 388,750
Enovis ‡ 412,572 365 460 356,674
Hologic  1,008,157 910 971 1,010,360
Textron  896,848 785 550 863,053
TreeHouse Foods  137,417 116 16,544 103,197
T. Rowe Price Treasury Reserve
Fund, 0.29% 1,208,662 ¤ ¤ 1,397,112
Total $ 4,934,686 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,695 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,327,695.
‡ Includes previously reported affiliate Colfax.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Mid-Cap Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 30,949,838 $ 392,148 $ 61,632 $ 31,403,618
Convertible Preferred Stocks — — 173,669 173,669
Short-Term Investments 1,397,112 — — 1,397,112
Total $ 32,346,950 $ 392,148 $ 235,301 $ 32,974,399

T. ROWE PRICE Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F64-054Q1 03/22